Significant Accounting Policies (Policies)	3 Months Ended
Mar. 31, 2017
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Basis of consolidation

The unaudited interim condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant intercompany transactions and balances between the Company and its subsidiaries are eliminated upon consolidation.

Deferred Charges, Policy [Policy Text Block]
Deferred initial public offering (‘‘IPO’’) costs

Direct costs incurred by the Company attributable to its proposed IPO of ordinary shares in the United States have been deferred and recorded as deferred IPO costs in the consolidated balance sheets and were charged against the gross proceeds received from such offering.

Government Grants [Policy Text Block]
Government grants

Government grants relating to the acquisition of plant and equipment are recognized in the consolidated balance sheets upon receipt and amortized as other income over the weighted average useful life of the assets purchased under the related subsidized capital project. Government grants for Dalian Wanchun Pharmaceutical Co., Ltd. (“Wanchun Pharma”) amounting to
$323
(RMB2,000)
were received in
December
2014.
The government grant was transferred to Wanchunbulin since Wanchun Pharma was liquidated in
August
2015.
The Company included such government grant under current liabilities as the amendment procedures for changing the beneficiary to Wanchunbulin was still under review of the local government, and there were no
credits to profit or loss for the
three
months ended
March
31,
2017.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair value measurements

Financial instruments of the Company primarily include cash, advances to suppliers, amounts due to related parties, and accounts payable. As of
December
31,
2016
and
March
31,
2017,
the carrying values of these financial instruments approximated their fair value due to their short term nature.

The Company applies ASC
820,
Fair Value Measurements and Disclosures
(“ASC
820”),
in measuring fair value. ASC
820
defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement.

ASC
820
establishes a
three
-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

•	Level 1— Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
•	Level 2 —Other inputs that are directly or indirectly observable in the marketplace.
•	Level 3 —Unobservable inputs which are supported by little or no market activity.

ASC
820
describes
three
main approaches to measuring the fair value of assets and liabilities:
(1)
market approach;
(2)
income approach and
(3)
cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.